Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Jun. 30, 2017	Dec. 31, 2016
Long term debt	€ 483	€ 599
Less current portion	(213)	(215)
Total long-term portion	270	384
JAPAN
Long term debt	73	119
GERMANY
Long term debt	307	352
ITALY
Long term debt	€ 103	€ 128